CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 42,395	$ 42,519
Restricted cash	6,519	8,410
Trade receivables	7,588	3,653
Amounts due from affiliates	3,530	7,500
Current portion of net investment in financing lease	5,670	5,426
Derivative instruments	563
Prepaid expenses and other receivables	9,963	3,772
Total current assets	76,228	71,280
Long-term assets
Restricted cash	10,991	10,991
Accumulated earnings of joint ventures	54,184	35,708
Advances to joint ventures	10,202	7,511
Vessels, net of accumulated depreciation	592,056	602,289
Other equipment	56	100
Intangibles and goodwill	9,935	11,301
Net investment in financing lease	260,965	263,862
Long-term derivative instruments	1,238
Long-term deferred tax asset	160	144
Other long-term assets	821	822
Total long-term assets	940,608	932,728
Total assets	1,016,836	1,004,008
Current liabilities
Current portion of long-term debt	43,747	46,385
Revolving credit facility due to owners and affiliates	24,545
Trade payables	1,062	3,890
Amounts due to owners and affiliates	1,778	3,655
Value added and withholding tax liability	559	935
Derivative instruments		5,239
Accrued liabilities and other payables	23,295	16,105
Total current liabilities	94,986	76,209
Long-term liabilities
Long-term debt	317,251	339,687
Revolving credit facility due to owners and affiliates		24,942
Derivative instruments		7,631
Long-term tax liability	4,890	6,391
Long-term deferred tax liability	20,913	18,462
Other long-term liabilities	144	166
Total long-term liabilities	343,198	397,279
Total liabilities	438,184	473,488
EQUITY
Accumulated other comprehensive income (loss)	4,608	(15,699)
Total partners' capital	578,652	530,520
Total equity	578,652	530,520
Total liabilities and equity	1,016,836	1,004,008
8.75% Series A Preferred Units [Member]
EQUITY
Preferred units	176,078	176,078
Common units public [Member]
EQUITY
Common units	330,976	317,515
Common Units Hegh LNG [Member]
EQUITY
Common units	$ 66,990	$ 52,626